Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Components of Long-Term Debt

	December 31, 2019	December 31, 2018
	$	$
U.S. Dollar-denominated Revolving Credit Facilities due from 2020 to 2022	212,000	225,000
U.S. Dollar-denominated Term Loans and Bonds due from 2020 to 2030	1,114,707	1,212,504
Norwegian Kroner-denominated Bonds due from 2020 to 2023	347,163	352,973
Euro-denominated Term Loans due from 2023 to 2024	165,376	193,781
Other U.S. Dollar-denominated Loans	3,300	3,300
Total principal	1,842,546	1,987,558
Unamortized discount and debt issuance costs	(11,150)	(17,782)
Total debt	1,831,396	1,969,776
Less current portion	(393,065)	(135,901)
Long-term debt	1,438,331	1,833,875